Commerce Missouri Tax-Free Intermediate Bond Fund
Commerce Missouri Tax-Free Intermediate Bond Fund – Summary
Investment Objective
The investment objective of the Fund is to seek current income exempt from federal and, to the extent possible, from Missouri income taxes, as is consistent with the preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There is no sales charge imposed on purchases of shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Commerce Missouri Tax-Free Intermediate Bond Fund Missouri Tax-Free Intermediate Bond Fund
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Sales Charge (load) Imposed on Reinvested Distributions	none
Maximum Deferred Sales Charge (load) Imposed on Redemptions	none
Redemption Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Commerce Missouri Tax-Free Intermediate Bond Fund Missouri Tax-Free Intermediate Bond Fund
Management Fees	0.36%
Other Expenses	0.29%
Acquired (Underlying) Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.67%	[1],[2]
[1]	Commerce Investment Advisors, Inc. (“Commerce” or the “Adviser”) has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses, during the current fiscal year to 0.70% of the Fund’s average daily net assets through March 1, 2017. After this date, the Adviser or the Fund may terminate the contractual arrangement.
[2]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired (Underlying) Fund Fees and Expenses.

Example:
This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Commerce Missouri Tax-Free Intermediate Bond Fund | Missouri Tax-Free Intermediate Bond Fund | USD ($)	68	213	371	830

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies
  Security Types:  Under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase), in Missouri municipal bonds, the income from which, in the opinion of bond counsel, is exempt from regular federal income taxes, federal alternative minimum taxes and Missouri taxes. Alternatively, at least 80% of the Fund’s distributed income must be exempt from such taxes. In addition to obligations issued by the State of Missouri and its subdivisions, authorities, instrumentalities and agencies, the Fund may also invest in obligations issued by U.S. territories, commonwealths and possessions (such as Puerto Rico, the U.S. Virgin Islands and Guam) that pay interest that is exempt from federal and Missouri income tax. The Fund’s 80% investment strategy is fundamental–meaning that it can be changed only by the holders of a majority of the outstanding voting securities of the Fund.
  The Fund seeks to maximize the proportion of its dividends that are exempt from both federal and Missouri income tax.
  The Fund strives to minimize net realized capital gains.
  Credit Quality:  Except as described below, the municipal securities in which the Fund invests will be rated investment grade (e.g., in the top four credit-rating categories) both subsequently and at the time of purchase by at least one nationally recognized statistical rating organization, or if unrated will be deemed by the Adviser to be of comparable quality to investment grade municipal securities. The Fund may invest up to 10% of its total assets in such unrated securities. Subsequent to purchase, the Funds’ municipal securities may be downgraded below investment grade or may be deemed by the Adviser to be no longer comparable to investment grade securities. The Adviser will consider such an event in determining whether the Fund should continue to hold the security, except that the Fund may not hold more than 5% of its total assets in high yield (non-investment grade) securities.
  Maturity Distribution:  The Fund actively manages maturities to take advantage of changes in interest rates. Under normal market conditions, the average weighted maturity of the Fund’s portfolio securities will be three to ten years.
  The Fund is classified as non-diversified under the Investment Company Act of 1940, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks
Call Risk:  An issuer may exercise its right to pay principal on an obligation held by the Fund earlier than expected. Under these circumstances, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk:  Credit risk is the risk that an issuer of a municipal bond may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a bond may decline because of concerns about the issuer’s ability or willingness to make such payments. If a bond’s insurer or provider of other credit enhancement fails to fulfill its obligations or loses its credit rating, the value of the bond could drop.

Income Risk:  The Fund’s portfolio income may decline because of falling market interest rates.

Interest Rate Risk:  Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

Investment Risk:  The value of your investment in this Fund may fluctuate, which means that you could lose money.

Large Shareholder Purchase and Redemption Risk: The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk:  The Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus because of unusual market conditions, an unusually high number of redemption requests or other reasons. Liquidity risk may result from the lack of an active market or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at an advantageous time or price.

Management Risk:  A strategy used by the Adviser could fail to produce the intended results.

Market Risk:  The market values of municipal bonds owned by the Fund may decline, at times sharply and unpredictably.

Municipal Bond Risk:  Municipal securities prices can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. In addition, the supply of and demand for Missouri municipal obligations could cause greater volatility in the value of the Fund’s shares. The actual payment of principal and interest on the Missouri bonds is dependent on the Missouri General Assembly allotting money each fiscal year for payment. If economic conditions in Missouri decline, the payment of principal and interest on Missouri bonds could be adversely affected. Municipal lease obligations and certificates of participation are subject to the added risk that the governmental lessee will fail to appropriate funds to enable it to meet its payment obligations under the lease.

Non-Diversified Risk:  Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio.

State-Specific Risk:  Because the Fund primarily purchases municipal bonds from Missouri, the Fund is more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in that state. Some of the major sectors of Missouri’s economy include agriculture, manufacturing, government, services and trade, transportation and utilities. Downturns in these sectors could therefore have a negative effect on the economy of Missouri or the economies of any of its political subdivisions and the ability of these issuers to repay their obligations with respect to municipal bonds.

Tax Risk:  Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

U.S. Territory Risk:  Adverse political and economic conditions and developments affecting any U.S. territory, commonwealth or possession may, in turn, negatively affect the Fund’s performance.

Please see “More Information on Investment Objectives, Securities, Investment Practices and Risks” for a more detailed description of the investment practices of the Fund and the risks associated with those practices. As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.
Fund Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s shares from year to year; and (b) how the average annual total returns of the Fund’s shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information, please visit the Fund’s website at www.commercefunds.com or by calling 1-800-995-6365.
Year-by-Year Total Returns as of 12/31 Each Year TOTAL RETURN CALENDAR YEAR

Best Quarter* Q3 ‘09 +3.80% Worst Quarter* Q4 ‘10 –3.00% * Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.
After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).
Average Annual Total Returns For the periods ended December 31, 2015
Average Annual Total Returns - Commerce Missouri Tax-Free Intermediate Bond Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Missouri Tax-Free Intermediate Bond Fund		2.67%	3.92%	3.79%	4.36%	Feb. 21, 1995
Missouri Tax-Free Intermediate Bond Fund | Returns After Taxes on Distributions		2.67%	3.86%	3.74%	4.31%	Feb. 21, 1995
Missouri Tax-Free Intermediate Bond Fund | Returns After Taxes on Distributions and Sale of Shares		2.58%	3.74%	3.70%	4.26%	Feb. 21, 1995
Barclays Capital 3-15 Year Blend Municipal Bond Index	[1]	3.06%	4.64%	4.66%	4.84%
[1]	The Barclays Capital 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.